Consolidated Statements Of Cash Flows (USD $) In Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (39.0)	$ (4.8)	$ (29.2)	$ (373.4)	$ (1,765.1)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	102.4	105.1	209.4	218.2	218.4
Goodwill impairment				241.8	1,712.0
Equity-based compensation expense	8.1	8.4	11.5	15.9	17.8
Deferred income taxes	(17.5)	(29.3)	(4.3)	(94.4)	(39.9)
Allowance for doubtful accounts	0.9	(1.3)	(1.3)	(0.2)	0.4
Amortization of deferred financing costs	7.7	9.0	18.0	16.2	38.6
Realized loss on interest rate swap agreements	2.8	12.8	51.5	103.2	18.6
Mark to market loss on interest rate derivatives	2.0	3.5	4.7
Net loss (gain) on extinguishments of long-term debt	118.9	(9.2)	(2.0)
Net loss (gain) on sale and disposal of assets			0.7	(1.7)	0.5
Other	(0.6)		(0.6)
Changes in assets and liabilities:
Accounts receivable	(86.1)	(110.8)	(81.5)	(131.3)	116.7
Merchandise inventory	(56.0)	(54.7)	(34.9)	(15.0)	78.6
Other assets	(15.6)	(39.3)	(61.9)	3.2	(5.8)
Accounts payable	117.0	200.4	269.3	76.5	(157.9)
Other current liabilities	(4.3)	61.6	77.8	3.9	(28.9)
Long-term liabilities	(10.9)	10.4	(3.5)	44.7	11.4
Net cash provided by operating activities	129.8	161.8	423.7	107.6	215.4
Cash flows from investing activities:
Capital expenditures	(16.7)	(10.5)	(41.5)	(15.6)	(41.1)
Cash settlements on interest rate swap agreements	(6.6)	(39.4)	(78.2)	(72.2)	(19.2)
Premium payments on interest rate cap agreements	(3.2)	(5.9)	(5.9)
Purchases of marketable securities				(20.0)
Redemption of marketable securities				20.0
Proceeds from sale of assets and other			0.2	5.2
Net cash used in investing activities	(26.5)	(55.8)	(125.4)	(82.6)	(60.3)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,175.0		500.0		150.0
Payments to extinguish long-term debt	(1,175.0)	(18.6)	(518.6)
Repayments of long-term debt	(132.0)	(11.0)	(16.5)	(11.0)	(190.0)
Proceeds from borrowings under revolving credit facility	755.0	249.8	770.8		1,126.7
Repayments of borrowings under revolving credit facility	(783.1)	(486.1)	(1,074.1)		(1,072.8)
Payments of debt financing costs	(26.3)		(14.3)	(11.3)	(45.5)
Investment from CDW Holdings LLC	1.0			0.1	1.3
Net advances (payments) under inventory financing agreements	89.9	98.5	3.2	(9.1)	(41.2)
Repurchase of Class B common shares	(0.2)
Principal payments under capital lease obligations		(0.3)	(0.6)	(0.6)	(0.5)
Forfeitures Related To MPK Coworker Incentive Plan II					(3.8)
Net cash used in financing activities	(95.7)	(167.7)	(350.1)	(31.9)	(75.8)
Effect of exchange rate changes on cash and cash equivalents	0.4	(0.2)	0.4	0.5	(0.5)
Net increase (decrease) in cash and cash equivalents	8.0	(61.9)	(51.4)	(6.4)	78.8
Cash and cash equivalents - beginning of period	36.6	88.0	88.0	94.4	15.6
Cash and cash equivalents - end of period	44.6	26.1	36.6	88.0	94.4
Supplementary disclosure of cash flow information:
Interest (paid), net, including cash settlements on interest rate swap agreements	(178.2)	(177.4)	(377.0)	(368.8)	(346.6)
Taxes refunded (paid), net	35.0	(11.2)	(48.0)	(11.7)	(3.1)
Non-cash investing and financing activities:
Investment in equity method investee				1.9
Equipment obtained under capital lease					$ 2.3